EMPLOYEE RETIREMENT BENEFIT (Details) (Employee Retirement Benefit, USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Employee Retirement Benefit
General and Administrative Expense	$ 23,025	$ 20,442	$ 66,907	$ 59,283	$ 80,996	$ 67,462